Gains or losses on financial assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 1,107	€ 1,136	€ 604
Gains (losses) on financial assets at amortised cost	(31)	308	39
Other financial assets and liabilities	1,138	828	565
Gains or losses on financial assets and liabilities held for trading, net	3,211	1,349	1,515
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	82	292	331
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	(171)	(286)	(57)
Gain or losses from hedge accounting, net	51	(28)	83
Gains/losses on financial assets and liabilities, net	4,280	2,463	2,476
Exchange differences, net	(2,093)	(932)	(679)
Debt instruments
Financial instruments
Other financial assets and liabilities	€ 1,179	€ 804	€ 563